Reverb ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$3,652

Advertising Public Relations and Related Services - 0.1%
Omnicom Group, Inc.	15	1,356
Trade Desk, Inc. - Class A(a)	39	2,668
		4,024

Aerospace Product and Parts Manufacturing - 1.5%
Boeing Co.(a)	48	10,130
General Dynamics Corp.	21	5,565
HEICO Corp. - Class A	12	1,698
Honeywell International, Inc.	54	10,921
Lockheed Martin Corp.	21	9,018
RTX Corp.	117	10,661
Textron, Inc.	12	1,017
TransDigm Group, Inc.	6	6,556
		55,566

Agencies Brokerages and Other Insurance Related Activities - 0.6%
Aon PLC - Class A	15	4,476
Arthur J Gallagher & Co.	18	4,179
Brown & Brown, Inc.	24	1,861
Marsh & McLennan Cos., Inc.	39	7,560
Willis Towers Watson PLC	9	2,217
		20,293

Agriculture Construction and Mining Machinery - 0.6%
Caterpillar, Inc.	42	12,613
Deere & Co.	24	9,446
		22,059

Alumina and Aluminum Production and Processing - 0.0%(b)
Howmet Aerospace, Inc.	33	1,857

Animal Slaughtering and Processing - 0.1%
Hormel Foods Corp.	45	1,367
Tyson Foods, Inc. - Class A	30	1,642
		3,009

Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	21	3,926

Architectural Engineering and Related Services - 0.1%
Jacobs Solutions, Inc.	9	1,213
Teledyne Technologies, Inc.(a)	3	1,255
		2,468

Automotive Parts Accessories and Tire Stores - 0.2%
O'Reilly Automotive, Inc.(a)	6	6,138

Basic Chemical Manufacturing - 0.5%
FMC Corp.	6	337
International Flavors & Fragrances, Inc.	21	1,694
Linde PLC	39	15,788
		17,819

Beverage Manufacturing - 1.6%
Brown-Forman Corp. - Class B	39	2,141
Celsius Holdings, Inc.(a)	9	449
Coca-Cola Co.	366	21,773
Coca-Cola Europacific Partners PLC	36	2,480
Constellation Brands, Inc. - Class A	15	3,676
Keurig Dr Pepper, Inc.	114	3,584
Monster Beverage Corp.(a)	84	4,622
PepsiCo, Inc.	111	18,707
		57,432

Boiler Tank and Shipping Container Manufacturing - 0.0%(b)
Ball Corp.	27	1,497

Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	2,329

Building Material and Supplies Dealers - 1.1%
Home Depot, Inc.	84	29,649
Lowe's Cos., Inc.	48	10,216
		39,865

Business Support Services - 3.1%
Coinbase Global, Inc. - Class A(a)	18	2,308
Equifax, Inc.	9	2,199
Fair Isaac Corp.(a)	3	3,596
Fidelity National Information Services, Inc.	48	2,988
FleetCor Technologies, Inc.(a)	6	1,740
Live Nation Entertainment, Inc.(a)	18	1,599
Mastercard, Inc. - Class A	75	33,692
Moody's Corp.	15	5,881
MSCI, Inc.	6	3,592
NU Holdings Ltd. - Class A(a)	387	3,332
PayPal Holdings, Inc.(a)	87	5,337
ROBLOX Corp. - Class A(a)	51	1,979
Royalty Pharma PLC - Class A	18	511
TransUnion	9	623
Visa, Inc. - Class A	177	48,368
		117,745

Cable and Other Subscription Programming - 0.6%
Comcast Corp. - Class A	327	15,219
Liberty Media Corp.-Liberty Formula One - Class C(a)	9	605
Rogers Communications, Inc. - Class B	42	1,962
Warner Bros Discovery, Inc.(a)	198	1,984
		19,770

Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	57	4,090

Chemical and Allied Products Merchant Wholesalers - 0.1%
LyondellBasell Industries NV - Class A	27	2,541

Clothing Stores - 0.6%
Charter Communications, Inc. - Class A(a)	12	4,449
KKR & Co., Inc.	69	5,974
Ross Stores, Inc.	27	3,788
TJX Cos., Inc.	93	8,826
		23,037

Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV(a)	12	919
United Rentals, Inc.	6	3,752
		4,671

Commercial and Service Industry Machinery Manufacturing - 0.2%
KLA Corp.	12	7,128

Communications Equipment Manufacturing - 6.5%
Apple, Inc.	1,239	228,471
MongoDB, Inc.(a)	6	2,403
Motorola Solutions, Inc.	15	4,793
QUALCOMM, Inc.	90	13,365
		249,032

Computer and Peripheral Equipment Manufacturing - 1.4%
Arista Networks, Inc.(a)	24	6,208
Cisco Systems, Inc.	330	16,558
Dell Technologies, Inc. - Class C	57	4,724
Fortinet, Inc.(a)	63	4,063
HP, Inc.	81	2,326
International Business Machines Corp.	75	13,775
NetApp, Inc.	18	1,570
Super Micro Computer, Inc.(a)	6	3,178
Western Digital Corp.(a)	18	1,031
		53,433

Computer Systems Design and Related Services - 5.3%
Alphabet, Inc. - Class A(a)	1,059	148,367
CDW Corp.	12	2,721
CGI, Inc.(a)	18	2,013
Cognizant Technology Solutions Corp. - Class A	42	3,239
ICON PLC(a)	6	1,565
Palantir Technologies, Inc. - Class A(a)	177	2,848
Palo Alto Networks, Inc.(a)	24	8,124
Paycom Software, Inc.	3	571
Seagate Technology Holdings PLC	3	257
ServiceNow, Inc.(a)	18	13,777
Snap, Inc. - Class A(a)	132	2,097
Snowflake, Inc. - Class A(a)	27	5,282
Unity Software, Inc.(a)	15	486
Workday, Inc. - Class A(a)	21	6,112
Zscaler, Inc.(a)	12	2,828
		200,287

Consumer Goods Rental - 0.5%
Netflix, Inc.(a)	36	20,308

Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	1,197
Kimberly-Clark Corp.	27	3,266
		4,463

Couriers and Express Delivery Services - 0.4%
FedEx Corp.	21	5,067
United Parcel Service, Inc. - Class B	69	9,791
		14,858

Cut and Sew Apparel Manufacturing - 0.1%
Lululemon Athletica, Inc.(a)	9	4,084

Dairy Product Manufacturing - 0.3%
Kraft Heinz Co.	99	3,676
Mondelez International, Inc. - Class A	111	8,355
		12,031

Data Processing Hosting and Related Services - 0.8%
Airbnb, Inc. - Class A(a)	51	7,351
Automatic Data Processing, Inc.	33	8,111
Broadridge Financial Solutions, Inc.	9	1,838
FactSet Research Systems, Inc.	3	1,428
Fiserv, Inc.(a)	48	6,810
Verisk Analytics, Inc.	12	2,898
		28,436

Department Stores - 1.0%
Walmart, Inc.	228	37,677

Depository Credit Intermediation - 3.7%
Bank of America Corp.	621	21,119
Bank of Montreal	60	5,651
Bank of New York Mellon Corp.	63	3,494
Bank of Nova Scotia	99	4,628
Canadian Imperial Bank of Commerce	75	3,389
Capital One Financial Corp.	30	4,060
Citigroup, Inc.	156	8,763
Deutsche Bank AG	165	2,120
Discover Financial Services	21	2,216
Huntington Bancshares, Inc.	108	1,375
JPMorgan Chase & Co.	228	39,753
KeyCorp	39	567
M&T Bank Corp.	15	2,072
Northern Trust Corp.	12	956
PNC Financial Services Group, Inc.	33	4,990
Regions Financial Corp.	69	1,288
State Street Corp.	24	1,773
Synchrony Financial	18	700
Toronto-Dominion Bank	147	8,927
Truist Financial Corp.	108	4,002
US Bancorp	126	5,234
Wells Fargo & Co.	294	14,753
		141,830

Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A(a)	33	3,439

Drinking Places (Alcoholic Beverages) - 0.1%
Cintas Corp.	9	5,441

Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
Cardinal Health, Inc.	21	2,293
Cencora, Inc.	15	3,490
McKesson Corp.	12	5,999
		11,782

Electric Power Generation Transmission and Distribution - 1.6%
AES Corp.	27	450
Ameren Corp.	21	1,461
American Electric Power Co., Inc.	42	3,282
Avangrid, Inc.	15	456
CMS Energy Corp.	24	1,372
Consolidated Edison, Inc.	27	2,454
Constellation Energy Corp.	27	3,294
DTE Energy Co.	18	1,898
Duke Energy Corp.	63	6,037
Edison International	30	2,024
Entergy Corp.	18	1,796
Exelon Corp.	81	2,820
First Solar, Inc.(a)	9	1,317
FirstEnergy Corp.	48	1,761
NextEra Energy, Inc.	165	9,673
PG&E Corp.	204	3,441
PPL Corp.	60	1,572
Public Service Enterprise Group, Inc.	42	2,436
Southern Co.	90	6,256
WEC Energy Group, Inc.	27	2,181
Xcel Energy, Inc.	45	2,694
		58,675

Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	2,280

Electronic Shopping and Mail-Order Houses - 3.9%
Amazon.com, Inc.(a)	921	142,939
Chewy, Inc. - Class A(a)	18	321
Coupang, Inc.(a)	147	2,058
eBay, Inc.	42	1,725
Etsy, Inc.(a)	6	399
		147,442

Engine Turbine and Power Transmission Equipment - 0.4%
Cummins, Inc.	12	2,872
General Electric Co.	90	11,917
		14,789

Footwear Manufacturing - 0.3%
NIKE, Inc. - Class B	129	13,097

Freight Transportation Arrangement - 0.2%
Expeditors International of Washington, Inc.	12	1,516
JB Hunt Transport Services, Inc.	9	1,809
Norfolk Southern Corp.	18	4,234
		7,559

Fruit and Vegetable Preserving and Specialty Foods - 0.1%
Campbell Soup Co.	12	536
Conagra Brands, Inc.	18	525
Lamb Weston Holdings, Inc.	9	921
		1,982

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	9	3,519

General Medical and Surgical Hospitals - 0.2%
HCA Healthcare, Inc.	21	6,403

General Merchandise Stores - 1.0%
Costco Wholesale Corp.	39	27,101
Dollar General Corp.	18	2,377
Dollar Tree, Inc.(a)	18	2,351
Target Corp.	39	5,424
		37,253

Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	69	2,242

Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	42	2,334
Bunge Global SA	6	529
Kellanova	27	1,479
		4,342

Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	42	3,399

Grocery Stores - 0.1%
Kroger Co.	60	2,768

Hardware and Plumbing and Heating Equipment - 0.1%
Ferguson PLC	18	3,381
Watsco, Inc.	3	1,173
		4,554

Health and Personal Care Stores - 0.3%
CVS Health Corp.	105	7,809
Ulta Beauty, Inc.(a)	3	1,506
Walgreens Boots Alliance, Inc.	69	1,557
		10,872

Household Appliances Electrical Electronic Goods - 0.2%
Johnson Controls International PLC	54	2,845
TE Connectivity Ltd.	24	3,413
		6,258

Industrial Machinery Manufacturing - 0.3%
Applied Materials, Inc.	69	11,337

Insurance Carriers - 4.7%
Aflac, Inc.	48	4,048
Allstate Corp.	21	3,260
American International Group, Inc.	57	3,962
Berkshire Hathaway, Inc. - Class B(a)	162	62,166
Centene Corp.(a)	42	3,163
Chubb Ltd.	33	8,085
Cigna Group	24	7,223
Cincinnati Financial Corp.	12	1,330
Elevance Health, Inc.	18	8,882
Everest Group Ltd.	3	1,155
Hartford Financial Services Group, Inc.	24	2,087
Humana, Inc.	9	3,403
Loews Corp.	6	437
Manulife Financial Corp.	147	3,250
MetLife, Inc.	60	4,159
Principal Financial Group, Inc.	18	1,424
Progressive Corp.	48	8,556
Prudential Financial, Inc.	30	3,148
Sun Life Financial, Inc.	48	2,489
Travelers Cos., Inc.	18	3,804
UnitedHealth Group, Inc.	75	38,381
W R Berkley Corp.	21	1,719
		176,131

Internet Software & Services - 0.1%
MercadoLibre, Inc.(a)	3	5,135

Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A(a)	27	2,134

Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(b)
ArcelorMittal SA	66	1,813

Lessors of Nonfinancial Intangible Assets - 0.0%(b)
Restaurant Brands International, Inc.	24	1,874

Machinery Equipment and Supplies Merchant Wholesalers - 0.2%
Fastenal Co.	48	3,275
WW Grainger, Inc.	3	2,687
		5,962

Management of Companies and Enterprises - 0.4%
Brookfield Infrastructure Partners LP	18	565
Carnival Corp.(a)	105	1,741
Citizens Financial Group, Inc.	18	589
CNH Industrial NV	51	612
Icahn Enterprises LP	18	329
Koninklijke Philips NV(a)	75	1,585
Rivian Automotive, Inc. - Class A(a)	39	597
Royal Bank of Canada	114	11,127
		17,145

Management Scientific and Technical Consulting - 0.6%
Accenture PLC - Class A	51	18,559
Booz Allen Hamilton Holding Corp.	12	1,689
Eaton Corp. PLC	33	8,121
		28,369

Media Streaming Distribution Services, Social Networks, and Other Media Networks - 0.0%(b)
Sirius XM Holdings, Inc.	312	1,588

Medical and Diagnostic Laboratories - 0.1%
Fortrea Holdings, Inc.(a)	3	93
Laboratory Corp. of America Holdings	6	1,333
Quest Diagnostics, Inc.	6	771
		2,197

Medical Equipment and Supplies Manufacturing - 2.2%
3M Co.	45	4,246
Align Technology, Inc.(a)	6	1,604
Baxter International, Inc.	42	1,625
Becton Dickinson and Co.	24	5,731
Boston Scientific Corp.(a)	120	7,591
Cooper Cos., Inc.	3	1,119
Dexcom, Inc.(a)	30	3,641
Edwards Lifesciences Corp.(a)	48	3,767
Insulet Corp.(a)	3	573
Intuitive Surgical, Inc.(a)	30	11,347
Johnson & Johnson	177	28,125
ResMed, Inc.	12	2,282
Stryker Corp.	30	10,064
Zimmer Biomet Holdings, Inc.	18	2,261
		83,976

Metal and Mineral (except Petroleum) Merchant Wholesalers - 0.0%(b)
Reliance Steel & Aluminum Co.	6	1,713

Metal Ore Mining - 0.5%
Agnico Eagle Mines Ltd.	39	1,917
Barrick Gold Corp.	144	2,247
Cameco Corp.	36	1,719
Franco-Nevada Corp.	15	1,624
Freeport-McMoRan, Inc.	117	4,644
Newmont Corp.	66	2,278
Southern Copper Corp.	63	5,172
Wheaton Precious Metals Corp.	36	1,687
		21,288

Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc.(a)	15	2,474

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.2%
Copart, Inc.(a)	78	3,747
Genuine Parts Co.	12	1,683
LKQ Corp.	12	560
		5,990

Motor Vehicle Manufacturing - 1.6%
Ford Motor Co.	327	3,832
General Motors Co.	111	4,307
PACCAR, Inc.	42	4,216
Tesla, Inc.(a)	249	46,636
		58,991

Motor Vehicle Parts Manufacturing - 0.1%
Aptiv PLC(a)	24	1,952
Magna International, Inc.	24	1,364
		3,316

Natural Gas Distribution - 0.4%
Atmos Energy Corp.	12	1,367
CenterPoint Energy, Inc.	51	1,425
Eversource Energy	27	1,464
Fortis, Inc.	39	1,565
Kinder Morgan, Inc.	180	3,046
ONEOK, Inc.	48	3,276
Sempra Energy	51	3,649
		15,792

Navigational Measuring Electromedical and Control Instruments Manufacturing - 2.2%
Agilent Technologies, Inc.	24	3,122
AMETEK, Inc.	18	2,917
Avantor, Inc.(a)	27	621
Danaher Corp.	60	14,396
Fortive Corp.	30	2,345
GE HealthCare Technologies, Inc.	36	2,641
Hologic, Inc.(a)	18	1,340
IDEXX Laboratories, Inc.(a)	6	3,090
Illumina, Inc.(a)	12	1,716
Keysight Technologies, Inc.(a)	15	2,299
L3Harris Technologies, Inc.	15	3,126
Medtronic PLC	108	9,454
Northrop Grumman Corp.	12	5,361
Revvity, Inc.	6	643
Roper Technologies, Inc.	9	4,833
Teradyne, Inc.	9	869
Thermo Fisher Scientific, Inc.	30	16,170
Trane Technologies PLC	18	4,537
Trimble, Inc.(a)	9	458
Waters Corp.(a)	6	1,906
		81,844

Newspaper Periodical Book and Directory Publishers - 0.1%
Thomson Reuters Corp.	36	5,350

Nondepository Credit Intermediation - 0.5%
American Express Co.	60	12,044
UBS Group AG	264	7,896
		19,940

Nonmetallic Mineral Mining and Quarrying - 0.2%
Martin Marietta Materials, Inc.	6	3,051
Vulcan Materials Co.	12	2,712
		5,763

Nonresidential Building Construction - 0.1%
Stellantis NV	246	5,402

Office Administrative Services - 0.1%
Baker Hughes Co.	81	2,309

Offices of Physicians - 0.1%
Molina Healthcare, Inc.(a)	6	2,139

Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A(a)	24	2,071

Oil and Gas Extraction - 0.8%
Canadian Natural Resources Ltd.	90	5,759
Coterra Energy, Inc.	60	1,493
Devon Energy Corp.	51	2,143
Dominion Energy, Inc.	69	3,155
EOG Resources, Inc.	48	5,462
EQT Corp.	18	637
Marathon Oil Corp.	24	548
Occidental Petroleum Corp.	72	4,145
Pioneer Natural Resources Co.	18	4,137
		27,479

Other Electrical Equipment and Component Manufacturing - 0.0%(b)
Hubbell, Inc.	3	1,007

Other Fabricated Metal Product Manufacturing - 0.1%
Axon Enterprise, Inc.(a)	3	747
Emerson Electric Co.	48	4,403
		5,150

Other Financial Investment Activities - 1.7%
Ameriprise Financial, Inc.	9	3,481
Apollo Global Management, Inc.	45	4,518
Ares Management Corp. - Class A	15	1,822
BlackRock, Inc.	12	9,292
Blackstone, Inc.	60	7,467
Brookfield Corp.	126	5,000
DraftKings, Inc. - Class A(a)	39	1,523
Ferrari NV	15	5,189
Lucid Group, Inc.(a)	93	314
Morgan Stanley	135	11,778
S&P Global, Inc.	27	12,106
T Rowe Price Group, Inc.	18	1,952
Vinfast Auto Ltd.(a)	96	571
		65,013

Other Food Manufacturing - 0.2%
General Mills, Inc.	45	2,921
J M Smucker Co.	3	395
McCormick & Co., Inc.(d)	21	1,431
McCormick & Co., Inc.	15	1,020
		5,767

Other General Purpose Machinery Manufacturing - 0.5%
IDEX Corp.	6	1,269
Illinois Tool Works, Inc.	24	6,261
Mettler-Toledo International, Inc.(a)	3	3,592
Parker-Hannifin Corp.	9	4,181
Xylem, Inc.	21	2,361
		17,664

Other Information Services - 2.2%
CoStar Group, Inc.(a)	33	2,755
Meta Platforms, Inc. - Class A(a)	201	78,418
Pinterest, Inc. - Class A(a)	54	2,023
VeriSign, Inc.(a)	9	1,790
		84,986

Other Investment Pools and Funds - 0.1%
Alcon, Inc.	39	2,930
Garmin Ltd.	15	1,792
Incyte Corp.(a)	9	529
		5,251

Other Miscellaneous Store Retailers - 0.1%
Amcor PLC	60	566
Tractor Supply Co.	9	2,021
		2,587

Other Professional Scientific and Technical Services - 0.2%
Gartner, Inc.(a)	6	2,745
IQVIA Holdings, Inc.(a)	15	3,123
		5,868

Other Telecommunications - 0.5%
BCE, Inc.	75	3,027
TELUS Corp.	117	2,094
Verizon Communications, Inc.	333	14,103
		19,224

Other Transit and Ground Passenger Transportation - 0.3%
Uber Technologies, Inc.(a)	168	10,965

Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	18	2,539
Sherwin-Williams Co.	21	6,392
		8,931

Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.1%
CF Industries Holdings, Inc.	9	679
Mosaic Co.	12	369
NUTRIEN Ltd.	39	1,945
		2,993

Petroleum and Coal Products Manufacturing - 2.0%
Chevron Corp.	153	22,557
Exxon Mobil Corp.	318	32,694
Hess Corp.	24	3,373
Marathon Petroleum Corp.	30	4,968
Phillips 66	36	5,195
Suncor Energy, Inc.	105	3,478
Valero Energy Corp.	27	3,750
		76,015

Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	258	3,689

Pharmaceutical and Medicine Manufacturing - 5.1%
Abbott Laboratories	141	15,954
AbbVie, Inc.	144	23,674
Alnylam Pharmaceuticals, Inc.(a)	9	1,556
Amgen, Inc.	45	14,142
Biogen, Inc.(a)	12	2,960
BioMarin Pharmaceutical, Inc.(a)	15	1,321
Bristol-Myers Squibb Co.	165	8,064
Eli Lilly & Co.	78	50,357
Gilead Sciences, Inc.	102	7,983
Merck & Co., Inc.	207	25,000
Moderna, Inc.(a)	30	3,032
Pfizer, Inc.	459	12,430
Regeneron Pharmaceuticals, Inc.(a)	9	8,485
Vertex Pharmaceuticals, Inc.(a)	21	9,101
West Pharmaceutical Services, Inc.	6	2,238
Zoetis, Inc.	36	6,761
		193,058

Pipeline Transportation of Crude Oil - 0.2%
Enbridge, Inc.	174	6,177

Pipeline Transportation of Natural Gas - 0.3%
Enterprise Products Partners LP	177	4,736
Pembina Pipeline Corp.	45	1,549
TC Energy Corp.	81	3,194
Williams Cos., Inc.	99	3,431
		12,910

Plastics Product Manufacturing - 0.0%(b)
Entegris, Inc.	9	1,059

Printing and Related Support Activities - 0.0%(b)
Warner Music Group Corp. - Class A	42	1,533

Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A(a)	45	1,413
STERIS PLC	9	1,971
		3,384

Radio and Television Broadcasting - 0.5%
Fox Corp. - Class B	21	630
Spotify Technology SA(a)	15	3,230
Walt Disney Co.	147	14,120
		17,980

Rail Transportation - 0.8%
Canadian National Railway Co.	54	6,698
Canadian Pacific Kansas City Ltd.	75	6,035
CSX Corp.	162	5,783
Union Pacific Corp.	51	12,441
		30,957

Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	1,974

Residential Building Construction - 0.2%
DR Horton, Inc.	27	3,859
Lennar Corp. - Class B	24	3,330
PulteGroup, Inc.	18	1,882
		9,071

Resin Synthetic Rubber and Artificial Synthetic - 0.2%
Albemarle Corp.	6	688
Dow, Inc.	57	3,056
DuPont de Nemours, Inc.	36	2,225
Westlake Corp.	9	1,245
		7,214

Restaurants and Other Eating Places - 1.0%
Chipotle Mexican Grill, Inc.(a)	3	7,226
Darden Restaurants, Inc.	9	1,463
McDonald's Corp.	57	16,685
Starbucks Corp.	87	8,094
Veralto Corp.	21	1,610
Yum China Holdings, Inc.	18	623
Yum! Brands, Inc.	24	3,108
		38,809

Sawmills and Wood Preservation - 0.0%(b)
Builders FirstSource, Inc.(a)	9	1,564

Scheduled Air Transportation - 0.1%
American Airlines Group, Inc.(a)	27	384
Delta Air Lines, Inc.	51	1,996
Southwest Airlines Co.	48	1,435
United Airlines Holdings, Inc.(a)	12	497
		4,312

Scientific Research and Development Services - 0.1%
Exact Sciences Corp.(a)	6	392
MPLX LP	81	3,123
		3,515

Securities and Commodity Contracts Intermediation and Brokerage - 0.6%
Charles Schwab Corp.	147	9,249
Goldman Sachs Group, Inc.	27	10,369
Raymond James Financial, Inc.	18	1,983
Tradeweb Markets, Inc. - Class A	18	1,717
		23,318

Securities and Commodity Exchanges - 0.4%
CME Group, Inc.	30	6,175
Intercontinental Exchange, Inc.	48	6,112
LPL Financial Holdings, Inc.	6	1,435
Nasdaq, Inc.	45	2,600
		16,322

Semiconductor and Other Electronic Component Manufacturing - 7.0%
Advanced Micro Devices, Inc.(a)	132	22,135
Amphenol Corp. - Class A	48	4,853
Analog Devices, Inc.	39	7,502
Best Buy Co., Inc.	12	870
Broadcom, Inc.	33	38,939
Enphase Energy, Inc.(a)	6	625
GLOBALFOUNDRIES, Inc.(a)	45	2,474
Intel Corp.	342	14,733
Jabil, Inc.	9	1,128
Lam Research Corp.	12	9,902
Marvell Technology, Inc.	69	4,671
Microchip Technology, Inc.	45	3,833
Micron Technology, Inc.	90	7,718
Monolithic Power Systems, Inc.	3	1,808
NVIDIA Corp.	195	119,977
NXP Semiconductors NV	21	4,422
ON Semiconductor Corp.(a)	36	2,561
Otis Worldwide Corp.	33	2,919
Skyworks Solutions, Inc.	9	940
STMicroelectronics NV	75	3,309
Texas Instruments, Inc.	75	12,009
Vertiv Holdings Co. - Class A	30	1,690
		269,018

Services to Buildings and Dwellings - 0.0%(b)
Rollins, Inc.	39	1,689

Soap Cleaning Compound and Toilet Preparation - 1.5%
Air Products and Chemicals, Inc.	18	4,603
Church & Dwight Co., Inc.	21	2,097
Clorox Co.	9	1,307
Colgate-Palmolive Co.	66	5,557
Ecolab, Inc.	24	4,757
Estee Lauder Cos., Inc. - Class A	30	3,960
Kenvue, Inc.	156	3,239
Procter & Gamble Co.	192	30,171
		55,691

Software Publishers - 11.0%
Adobe, Inc.(a)	36	22,239
Akamai Technologies, Inc.(a)	12	1,479
ANSYS, Inc.(a)	6	1,967
Atlassian Corp. - Class A(a)	21	5,245
Autodesk, Inc.(a)	18	4,569
Bentley Systems, Inc. - Class B	12	605
Block, Inc.(a)	51	3,316
Cadence Design Systems, Inc.(a)	21	6,058
Check Point Software Technologies Ltd.(a)	9	1,430
Crowdstrike Holdings, Inc. - Class A(a)	21	6,143
Datadog, Inc. - Class A(a)	27	3,360
Dynatrace, Inc.(a)	24	1,368
Electronic Arts, Inc.	21	2,889
Global Payments, Inc.	21	2,798
Hewlett Packard Enterprise Co.	105	1,605
HubSpot, Inc.(a)	3	1,833
Intuit, Inc.	24	15,152
Microsoft Corp.	663	263,595
Mobileye Global, Inc. - Class A(a)	66	1,707
Oracle Corp.	225	25,132
PTC, Inc.(a)	9	1,626
Salesforce, Inc.(a)	78	21,924
Shopify, Inc. - Class A(a)	105	8,408
Splunk, Inc.(a)	15	2,301
Synopsys, Inc.(a)	12	6,400
Tyler Technologies, Inc.(a)	3	1,268
Veeva Systems, Inc. - Class A(a)	12	2,489
		416,906

Steel Product Manufacturing from Purchased Steel - 0.0%(b)
Steel Dynamics, Inc.	12	1,448

Sugar and Confectionery Product Manufacturing - 0.1%
Hershey Co.	18	3,484

Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	2,592

Support Activities for Mining - 0.8%
Cenovus Energy, Inc.	153	2,476
ConocoPhillips	96	10,740
Diamondback Energy, Inc.	15	2,306
Halliburton Co.	72	2,567
Schlumberger NV	117	5,698
Targa Resources Corp.	18	1,529
Teck Resources Ltd. - Class B	42	1,680
		26,996

Tobacco Manufacturing - 0.5%
Altria Group, Inc.	144	5,777
Philip Morris International, Inc.	126	11,447
		17,224

Travel Arrangement and Reservation Services - 0.4%
Booking Holdings, Inc.(a)	3	10,522
Expedia Group, Inc.(a)	12	1,780
Royal Caribbean Cruises Ltd.(a)	21	2,678
		14,980

Traveler Accommodation - 0.4%
Hilton Worldwide Holdings, Inc.	21	4,010
Las Vegas Sands Corp.	60	2,935
Marriott International, Inc. - Class A	24	5,753
MGM Resorts International(a)	15	651
		13,349

Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	69	3,776
Dover Corp.	12	1,797
Ingersoll Rand, Inc.	33	2,635
		8,208

Waste Treatment and Disposal - 0.4%
Republic Services, Inc.	27	4,620
Waste Connections, Inc.	21	3,260
Waste Management, Inc.	33	6,126
		14,006

Water Sewage and Other Systems - 0.0%(b)
American Water Works Co., Inc.	15	1,860

Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	582	10,296

Wired Telecommunications Carriers - 0.4%
T-Mobile US, Inc.	90	14,510
Zoom Video Communications, Inc. - Class A(a)	24	1,551
		16,061
TOTAL COMMON STOCKS (Cost $3,074,917)		3,697,048

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Lessors of Real Estate - 1.5%
American Tower Corp.	39	7,630
AvalonBay Communities, Inc.	12	2,148
Crown Castle, Inc.	36	3,897
Digital Realty Trust, Inc.	24	3,371
Equinix, Inc.	9	7,468
Equity Residential	30	1,806
Mid-America Apartment Communities, Inc.	6	758
Prologis, Inc.	75	9,503
Public Storage	15	4,248
Realty Income Corp.	57	3,100
SBA Communications Corp.	9	2,015
Simon Property Group, Inc.	27	3,742
Sun Communities, Inc.	9	1,128
Ventas, Inc.	33	1,531
VICI Properties, Inc.	84	2,530
Welltower, Inc.	42	3,633
WP Carey, Inc.	9	558
		59,066

Offices of Real Estate Agents and Brokers - 0.1%
Alexandria Real Estate Equities, Inc.	15	1,814
Invitation Homes, Inc.	51	1,679
		3,493

Veneer Plywood and Engineered Wood Product Manufacturing - 0.1%
Weyerhaeuser Co.	60	1,966

Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18	2,600
Iron Mountain, Inc.	24	1,620
		4,220
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,549)		68,745

SHORT-TERM INVESTMENTS - 0.3%
Money Market Fund - 0.3%
First American Treasury Obligations Fund - Class X, 5.23%(c)	10,860	10,860
TOTAL SHORT-TERM INVESTMENTS (Cost $10,860)		10,860

TOTAL INVESTMENTS - 100.0% (Cost $3,151,326)		3,776,653
Other Assets in Excess of Liabilities - 0.0%(b)		1,764
TOTAL NET ASSETS - 100.0%		$3,778,417

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(d)	Non-voting shares.

Reverb ETF
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the
United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

	Level 1	Level 2	Level 3	Total

Common Stocks	$3,697,048	$–	$–	$3,697,048
Real Estate Investment Trusts	68,745	–	–	68,745
Money Market Fund	10,860	–	–	10,860
Total Investments	$3,776,653	$–	$–	$3,776,653

Refer to the Schedule of Investments for industry classifications.